Investments in Affiliates and Available-for-Sale Securities - Navios Europe I and Navios Europe II (Details) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 18, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 18, 2013 USD ($)	Mar. 31, 2017 USD ($)	May 31, 2015 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt		$ 1,646,270	$ 1,628,896	$ 1,646,270	$ 1,628,896
Investments in affiliates		189,195	388,772	189,195	388,772		$ 160,071
Portion of the carrying balance of related party loan		28,727		28,727			23,008
Equity in net (losses)/earnings of affiliated companies		(3,775)	3,424	1,307	16,376
Proceeds from long-term loans				29,694	63,008
Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity										$ 60,000
Equity in net (losses)/earnings of affiliated companies		473	473	946	887
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		4,372		4,372			4,710	$ 6,763
Estimated maximum potential loss				23,609			18,268
Investents in affiliates including accrued interest		8,681		8,681			8,198
Investments in affiliates		5,998		$ 5,998			5,967	$ 4,750
Profit Sharing Arrangement				On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net (losses)/earnings of affiliated companies		(16)	330	$ 158	669
Number of vessels acquired								10
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		14,929		14,929			10,070
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity											$ 24,100
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt								$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	$ 9,419	7,482		7,482			7,953
Estimated maximum potential loss				20,208			22,287
Investents in affiliates including accrued interest		8,145		8,145			7,944
Investments in affiliates	6,650	5,289		$ 5,289			5,894
Profit Sharing Arrangement				On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net (losses)/earnings of affiliated companies		169	$ (73)	$ 200	$ 16
Number of vessels acquired						14
Proceeds from long-term loans						$ 145,550
Navios Europe II | New Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt Instrument Face Amount						182,150
Loans Payable Fair Value Disclosure						99,147
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		12,063		12,063			$ 14,343
Increase in maximum borrowing capacity									$ 14,000
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity		$ 43,500		$ 43,500
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt						$ 14,000
Navios Europe II | 14 Vessels | Senior Loan $131.550
Investments In And Advances To Affiliates [Line Items]
Cash consideration	$ 131,550